Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Income tax expenses exempted		$ 1,343,322	$ 715,087	$ 231,733
Cumulative net operating loss		$ 2,868,000	3,468,000	3,554,000
Favorable income tax rate, description		Taizhou Fuling was recognized as a High-technology Company by Chinese government and subject to a favorable income tax rate of 15% from year 2012 to 2018.
Valuation allowance		$ 420,056	$ 605,081	$ 625,742
Percentage of current year R&D expense deducted from taxable income		75.00%
Share price, per share		$ 0.09	$ 0.05	$ 0.01
Corporate income tax rate		25.00%
Operating loss carryforwards expiration date		Dec. 31, 2036
U.S. statutory federal rate, percentage		21.00%	34.00%	34.00%
Description of income tax		The new tax regulation allows companies to expense in full all machinery and equipment acquired between January 1, 2018 to December 31, 2020 instead of depreciate over depreciation period, except for any asset with unit price over $0.7 million (RMB 5 million). Thus, deferred tax liabilities resulted from the temporary difference. Until the end of 2018, the Company acquired new machinery and equipment of $3,852,713 (RMB 26.5 million) in total, which were qualified to be fully deducted from taxable income in 2018, and the deferred tax liabilities amounted $577,826 as of December 31, 2018.
Maximum [Member]
Income Taxes (Textual)
Corporate income tax rate	35.00%
Minimum [Member]
Income Taxes (Textual)
Corporate income tax rate	21.00%